Commitments And Contingent Liabilities (Future Minimum Commitments Under Existing Non-Cancelable Operating Leases And Purchase Obligations) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Lease obligations, 2017	$ 119
Lease obligations, 2018	91
Lease obligations, 2019	69
Lease obligations, 2020	51
Lease obligations, 2021	38
Lease obligations, thereafter	125
Unrecorded unconditional purchase obligation, due in next twelve months	3,165	[1]
Unrecorded unconditional purchase obligation, due within two years	635	[1]
Unrecorded unconditional purchase obligation, due within three years	525	[1]
Unrecorded unconditional purchase obligation, due within four years	495	[1]
Unrecorded unconditional purchase obligation, due within five years	460	[1]
Unrecorded Unconditional Purchase Obligation	2,332	[1]
Total, 2017	3,284
Total, 2018	726
Total, 2019	594
Total, 2020	546
Total, 2021	498
Total, Thereafter	$ 2,457

[1]	Includes $2.0 billion relating to fiber supply agreements entered into at the time of the Company’s 2006 Transformation Plan forestland sales and in conjunction with the 2008 acquisition of Weyerhaeuser Company’s Containerboard, Packaging and Recycling business. Also includes $1.1 billion relating to fiber supply agreements assumed in conjunction with the 2016 acquisition of Weyerhaeuser's pulp business.